RIGHT-OF-USE ASSETS AND LEASES	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS AND LEASES
RIGHT-OF-USE ASSETS AND LEASES

17. RIGHT-OF-USE ASSETS AND LEASES

Right-of-use (ROU) assets within Property, Plant and Equipment:

	December 31	December 31
($ millions)	2021	2020
Property, plant and equipment, net – excluding ROU assets	62 821	65 306
ROU assets	2 725	2 824
	65 546	68 130

The following table presents the ROU assets by asset class:

Plant and
($ millions)	Equipment
Cost
At January 1, 2020	3 505
Additions and adjustments	312
Disposals	(25)
Foreign exchange	(6)
At December 31, 2020	3 786
Additions and adjustments	307
Disposals	(232)
Foreign exchange	-
At December 31, 2021	3 861

Accumulated provision
At January 1, 2020	(610)
Depreciation	(375)
Disposals	21
Foreign exchange	2
At December 31, 2020	(962)
Depreciation	(396)
Disposals	221
Foreign exchange	1
At December 31, 2021	(1 136)

Net ROU assets
At December 31, 2020	2 824
At December 31, 2021	2 725

Other lease-related items recognized in the Consolidated Statements of Comprehensive Income (Loss):

	For the year ended December 31
($ millions)	2021	2020
Operating, selling and general
Short-term lease expense	143	181
Variable lease expense	35	39

There were no leases with residual value guarantees. For the year ended December 31, 2021, total cash outflow for leases, excluding short-term lease expense and variable lease expense, was $486 million (2020 – $501 million).